Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-Based Compensation.
Share-Based Compensation

(18)                Share-Based Compensation

On December 28, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”).  The Plan provides for both the granting of stock options and other stock-based awards such as restricted shares to key employees, directors and consultants of the Company. The Plan was subsequently amended by the Company’s board of directors and shareholders to increase the number of ordinary shares that the Company is authorized to issue. The amendment did not change any other provisions of 2006 Stock Incentive Plan. As of December 31, 2013, the Company is authorized to issue under the 2006 Stock Incentive Plan 12,745,438 shares. Among these shares, up to 2,715,243 shares may be issued for the purposes of granting awards of unvested shares and up to 10,030,195 shares may be issued for the purpose of granting stock option.

Restricted shares

On January 19, 2007, the Company’s board of directors granted 2,576,060 unvested shares for the benefit of 68 participants, consisting of 1,576,300 unvested shares granted to eight directors and officers of Yingli Green Energy and Tianwei Yingli and 999,760 unvested shares granted to 60 other employees of the Company. The unvested shares have been placed in a trust, which is controlled and managed by the Company. The shares vest with continued employment and ratably in 20% increments over a five-year period, beginning on January 19, 2008, the first anniversary following the award grant date.  The unvested shares fully vest upon termination of service resulting from death or disability of the participant that is due to work-related reasons or upon a change of control in the Company.  For a period of six months after any shares are vested, the Company has the option to purchase all or part of the vested shares at the then fair market value.  Any vested shares that are not repurchased by the Company during the six-month period would be distributed to the participant.  Share-based compensation expense with respect to the unvested shares was measured based on the estimated fair value of the Company’s ordinary shares at the date of grant of US$4.96 and is recognized on a straight-line basis over the five-year period.

In April 2007, the Board of Directors of the Company approved the granting of 30,000 and 15,000 non-vested shares to one executive and one third-party consultant, respectively. Share-based compensation expense with respect to the unvested shares granted to the employee was measured based on the estimated stock issuance price of the Company’s IPO of US$11 at the date of grant and is recognized on a straight-line basis over the five-year period.  The Company granted unvested shares to the consultant in exchange for certain services to be provided.  The Company accounts for equity instrument issued to non-employee vendors in accordance with the provisions of FASB ASC Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”) under the fair value method.  The measurement date of the fair value of the equity instrument issued is the date on which the consultant’s performance is completed.  Prior to the measurement date, the equity instruments are measured at their then-current fair values at each of the reporting dates.  Share-based expense recognized over the service period is adjusted to reflect changes in the fair value of the Company’s ordinary shares between the reporting periods up to the measurement date.

A summary of the non-vested restricted share activity for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Number of Non- vested Shares	Grant date Weighted Average Fair Value

Outstanding as of December 31, 2010	1,031,528	US$5.00
Granted	20,000	US$5.95
Vested	(525,764)	US$5.02
Forfeited	(2,448)	US$4.96
Outstanding as of December 31, 2011	523,316	US$5.02
Vested	(523,316)	US$5.02
Outstanding as of December 31, 2012 and 2013	—	—

The total fair value of the non-vested shares vested for the years ended December 31, 2011, 2012 and 2013 is US$2,639, US$2,627 and US$ nil, respectively.

The amount of compensation cost recognized for non-vested shares for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cost of revenues	1,047	50	—	—
Selling expenses	612	29	—	—
General and administrative expenses	14,606	787	—	—
Research and development expenses	192	9	—	—
Total compensation cost recognized for restricted shares	16,457	875	—	—

Stock options

A summary of stock options activity for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value

Outstanding as of December 31, 2010	4,812,887	US$	10.58
Granted	4,030,306	5.19
Exercised	(25,250)	(3.66)			US$	4
Forfeited or cancelled	(2,993,837)	(14.95)
Outstanding as of December 31, 2011	5,824,106	US$	4.63
Granted	—	—
Exercised	—	—
Forfeited or cancelled	(474,164)	5.46
Outstandingas of December 31, 2012	5,349,942	US$	4.55
Granted	—	—
Exercised	(178,750)	(3.65)			US$	638
Forfeited or cancelled	(1,625)	(8.31)
Outstanding as of December 31, 2013	5,169,567	US$	4.58	5.21 years	US$	8,218
Vested and expected to vest as of December 31, 2013	5,169,567	US$	4.58	5.21 years	US$	8,218
Exercisable as of December 31, 2013	3,980,812	US$	3.33	5.13 years	US$	7,200

The weighted average option fair value of US$2.47 per share or an aggregate of US$9,938 on the date of grant during the year ended December 31, 2011 was determined based on the Black-Scholes option pricing model, using the following weighted average assumptions. There was no option granted during the years ended December 31, 2012 and 2013.

Year ended December 31, 2011

Expected volatility	94%
Expected dividends yield	0%
Expected term	6.07 years
Risk-free interest rate (per annum)	1.74%
Estimated fair value of underlying ordinary shares (per share)	US$6.72

The Company’s calculation of expected volatility was based on the historical volatility of the Company’s stock price.

The total fair value of the stock options vested for the years ended December 31, 2011, 2012 and 2013 is US$2,586, US$3,017 and US$2,589 (RMB 15,673), respectively.

In November 2011, the Company reduced the exercise price and extended the vesting periods of 2,811,306 share options held by employees and management. The total incremental fair value related to the modification amounted to US$1,749, which was calculated based on the excess of the fair value of the modified share options over the fair value of the original share options at the date of the modification. The Company has separately accounted for the incremental fair value and recognizes the incremental fair value as share-based compensation expense over the period from the modification date to the date when the modified share option vest, with the unamortized compensation cost from original award recognized over the remainder of the original vesting period.  The modified share options were included in the number of share options forfeited or cancelled and number of share options granted for the year ended December 31, 2011.

The Company accounts for stock options in accordance with ASC Topic 718, by recognizing compensation cost based on the grant-date fair value over the period during which an employee is required to provide service in exchange for the award.  No income tax benefit was recognized in the consolidated statements of comprehensive loss for these share options as such compensation expenses are not deductible for PRC tax purposes.  The amount of compensation cost recognized for stock options for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cost of revenues	5,128	5,417	3,314	547
Selling expenses	9,212	4,551	2,582	427
General and administrative expenses	39,104	20,179	6,949	1,148
Research and development expenses	3,957	4,481	3,040	502
Total compensation cost recognized for stock options	57,401	34,628	15,885	2,624

As of December 31, 2013, US$ 2,558 (RMB 15,485) of unrecognized compensation expense related to stock options is expected to be recognized over a weighted average period of approximately 0.80 years.